Significant Accounting Policies - Schedule of Digital Asset Receivables (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Asset Receivables [Line Items]
Digital asset receivables	$ 108,517	$ 205,892
Digital Asset Loans [Member]
Schedule of Digital Asset Receivables [Line Items]
Digital asset receivables	69,772	197,300
Stablecoins [Member]
Schedule of Digital Asset Receivables [Line Items]
Digital asset receivables	8,198	5,063
Digital Asset Perpetuals and Futures – Digital Asset Settled [Member]
Schedule of Digital Asset Receivables [Line Items]
Digital asset receivables	30,124	2,129
Other [Member]
Schedule of Digital Asset Receivables [Line Items]
Digital asset receivables	$ 423	$ 1,400